UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hillman Capital Management, Inc.
            7501 Wisconsin Avenue
            Suite 1100 E
            Bethesda, MD 20814

Form 13F File Number:   028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark A. Hillman
Title:      President
Phone:      240-744-4510

Signature, Place, and Date of Signing:


     /s/ Mark A. Hillman         Bethesda, Maryland           May 13, 2010
     ----------------------      ----------------------       ------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      46
                                                  -----------------------

Form 13F Information Table Value Total:              $  537,846 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)    (ITEM 7)              (ITEM 8)
----------------------------------------------------------------------------------------------------------------------------------
                                                                           INVESTMENT                     VOTING AUTHORITY
                                                                           DISCRETION                         (SHARES)
                                                                       -----------------       -----------------------------------
          NAME          TITLE                    FAIR      SHARES OR              SHARED
           OF             OF       CUSIP        MARKET     PRINCIPAL   SOLE SHARED OTHER         SOLE      SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT     (A)   (B)   (C)   MGR     (A)        (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----- ----- ----- ----- --------- ------------ ------------
3M CO COM              COMMON   88579Y101      2,091           25,016   SOLE                      8,716           0        16,300
A T & T INC (NEW)      COMMON   00206R102     21,085          815,964   SOLE                    277,759           0       538,205
AETNA INC NEW COM      COMMON   00817Y108     27,038          770,084   SOLE                    260,517           0       509,567
ALLSTATE CORP COM      COMMON   020002101      2,104           65,123   SOLE                     22,723           0        42,400
AMERICAN ELECTRIC POW  COMMON   025537101     22,869          669,069   SOLE                    237,377           0       431,692
AMERICAN EXPRESS CO    COMMON   025816109      2,206           53,458   SOLE                     20,750           0        32,708
AMGEN INC COM          COMMON   031162100      2,076           34,702   SOLE                     11,702           0        23,000
BEST BUY INC COM       COMMON   086516101      2,125           49,947   SOLE                     16,622           0        33,325
BOEING CO COM          COMMON   097023105     29,037          399,901   SOLE                    139,942           0       259,959
CAMPBELL SOUP CO COM   COMMON   134429109      2,023           57,234   SOLE                     19,334           0        37,900
CISCO SYS INC COM      COMMON   17275R102      2,150           82,601   SOLE                     27,301           0        55,300
CLOROX CO COM          COMMON   189054109      2,088           32,558   SOLE                     11,333           0        21,225
CORNING INC COM        COMMON   219350105     26,072        1,290,030   SOLE                    442,908           0       847,122
DISNEY WALT PRODTNS    COMMON   254687106      2,315           66,317   SOLE                     23,917           0        42,400
DU PONT E I DE NEMOUR  COMMON   263534109     24,235          650,785   SOLE                    233,977           0       416,808
EXXON MOBIL CORP COM   COMMON   30231G102     19,334          288,652   SOLE                     94,172           0       194,480
GENERAL ELEC CO        COMMON   369604103     26,942        1,480,321   SOLE                    579,149           0       901,172
GOLDMAN SACHS GROUP I  COMMON   38141G104     22,683          132,938   SOLE                     52,848           0        80,090
GOODRICH CORP COM      COMMON   382388106     27,561          390,824   SOLE                    146,830           0       243,994
GOOGLE INC CL A        COMMON   38259P508      2,100            3,703   SOLE                      1,338           0         2,365
HARLEY DAVIDSON INC C  COMMON   412822108      2,310           82,281   SOLE                     30,781           0        51,500
HEINZ H J CO COM       COMMON   423074103      2,074           45,473   SOLE                     15,273           0        30,200
HEWLETT PACKARD CO CO  COMMON   428236103     24,594          462,722   SOLE                    175,107           0       287,615
HONEYWELL INTL INC CO  COMMON   438516106      2,204           48,683   SOLE                     16,983           0        31,700
I B M                  COMMON   459200101      1,961           15,292   SOLE                      5,292           0        10,000
INGERSOLL-RAND PLC     COMMON   G47791101     26,467          759,009   SOLE                    265,499           0       493,510
INTEL CORP COM         COMMON   458140100      2,137           95,872   SOLE                     31,847           0        64,025
JOHNSON & JOHNSON      COMMON   478160104      1,974           30,275   SOLE                      9,775           0        20,500
JP MORGAN CHASE & CO   COMMON   46625H100     24,318          543,430   SOLE                    222,477           0       320,953
MCCORMICK & CO INC CO  COMMON   579780206     23,050          600,892   SOLE                    208,232           0       392,660
MERCK & COMPANY        COMMON   58933Y105      2,188           58,587   SOLE                     23,287           0        35,300
MICROSOFT              COMMON   594918104     23,834          813,789   SOLE                    297,673           0       516,116
NUCOR CORP COM         COMMON   670346105      2,118           46,681   SOLE                     16,981           0        29,700
ORACLE SYS CORP        COMMON   68389X105      2,102           81,770   SOLE                     29,070           0        52,700
PFIZER INC             COMMON   717081103     20,478        1,194,070   SOLE                    423,793           0       770,277
RAYTHEON CO COM NEW    COMMON   755111507      2,171           38,002   SOLE                     13,502           0        24,500
STARBUCKS CORP COM     COMMON   855244109     29,569        1,218,317   SOLE                    488,870           0       729,447
SYSCO CORP COM         COMMON   871829107     23,671          802,423   SOLE                    289,865           0       512,558
TEXAS INSTRS INC COM   COMMON   882508104      2,022           82,635   SOLE                     28,035           0        54,600
TIME WARNER INC COM    COMMON   887317303      2,197           70,270   SOLE                     24,470           0        45,800
TRANSOCEAN LTD ZUG NA  COMMON   H8817H100     21,198          245,403   SOLE                     88,748           0       156,655
VAN KAMPEN MUN TR SH   MUTUAL   920919107        173           12,456   SOLE                     12,456           0             0
VERIZON COMMUNICATION  COMMON   92343V104     21,046          678,480   SOLE                    206,735           0       471,745
WAL MART STORES INC    COMMON   931142103      2,041           36,715   SOLE                     12,315           0        24,400
WESTERN UN CO COM      COMMON   959802109      1,821          107,395   SOLE                     38,895           0        68,500
YAHOO INC COM          COMMON   984332106      1,993          120,557   SOLE                     39,657           0        80,900
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